Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
9.	RELATED PARTY TRANSACTIONS

The principal related party balances as of June 30, 2026 and December 31, 2025 are nil.

The principal related party transactions for the six months ended June 30, 2026 and 2025 are nil.

Key management personnel compensation:

For the six months ended June 30, 2026 and 2025, the aggregate cash compensation and benefits that were paid to the key management personnel, who are the directors and senior management of the company was $590,764 and $580,425.